Stock-based compensation	12 Months Ended
Dec. 31, 2022
Stock-based compensation
Stock-based compensation

12.Stock-based compensation

The total compensation expense relating to the value assigned to the stock options, RSUs, and PSUs granted to directors, officers, employees and contractors for the December 31, 2022 was $2,779,312 (2021 - $8,495,189 and 2020 - $725,316), which was included in the stock-based compensation expense with a corresponding charge to contributed surplus of $1,264,523 (2021 – $6,679,582 and 2020 - $461,509) and share-based payment liability of $1,514,789 (2021 - $1,815,607 and 2020 - $nil) which was subsequently reversed through gain on revaluation of options in 2022.